Federated Hermes International Small-Mid Company Fund
(formerly, Federated International Small-Mid Company Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.8%
		Australia—1.8%
120,000		Brambles Ltd.	$974,343
95,000		DEXUS Property Group	612,436
250,000		Hansen Technologies Ltd.	767,393
		TOTAL	2,354,172
		Austria—0.6%
33,000	[1]	Erste Group Bank AG	801,804
		Brazil—4.4%
38,000	[1]	Afya Ltd	971,660
52,500	[1]	Localiza Rent A Car SA	462,184
17,500	[1]	PagSeguro Digital Ltd.	737,450
16,000	[1]	StoneCo Ltd.	816,000
225,000		Totvs SA	1,185,270
50,000	[1]	Vasta Platform Ltd.	785,500
16,000	[1]	XP Inc.	790,240
		TOTAL	5,748,304
		Canada—6.3%
20,000		Allied Properties REIT	564,265
70,000		CAE, Inc.	1,109,825
1,100		Constellation Software, Inc.	1,273,423
31,000		Dollarama, Inc.	1,210,197
33,000		Gildan Activewear, Inc.	639,836
7,000	[1]	Kinaxis, Inc.	1,067,589
35,000	[1]	Lightspeed POS, Inc.	1,215,548
52,000		The North West Company Fund	1,136,198
		TOTAL	8,216,881
		China—1.4%
50,000	[1]	Oneconnect Financial Technology Co., Ltd., ADR	1,078,500
380,000		TravelSky Technology Ltd.	789,077
		TOTAL	1,867,577
		Denmark—3.2%
11,000		Chr.Hansen Holding	1,263,027
5,600	[1]	Genmab A/S	2,114,449
18,000		Topdanmark A/S	774,794
		TOTAL	4,152,270
		Finland—0.8%
20,000		Neste Oyj	1,068,118
		France—7.1%
23,000	[1]	Accor SA	707,816
13,000	[1]	Amundi SA	1,010,934
11,240		Capgemini SE	1,554,977
36,000	[1]	JC Decaux SA	686,582
19,500		Rubis SCA	921,851
57,000		STMicroelectronics N.V.	1,712,954
5,000		Teleperformance	1,540,918

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
15,000	[1]	UbiSoft Entertainment SA	$1,235,219
		TOTAL	9,371,251
		Germany—4.1%
15,000	[1]	CTS Eventim AG	745,638
13,500	[1]	Delivery Hero SE	1,448,061
10,664		HeidelbergCement AG	677,153
15,377		Rheinmetall AG	1,423,027
8,000		Symrise AG	1,102,184
		TOTAL	5,396,063
		Hong Kong—1.8%
43,000		Melco Resorts & Entertainment, ADR	839,360
125,000		Techtronic Industries Co.	1,579,641
		TOTAL	2,419,001
		Ireland—1.9%
8,200	[1]	ICON PLC	1,528,562
28,922		Smurfit Kappa Group PLC	1,023,587
		TOTAL	2,552,149
		Israel—1.2%
5,000	[1]	NICE Ltd., ADR	1,149,250
42,000	[1]	Tufin Software Technologies Ltd.	424,620
		TOTAL	1,573,870
		Italy—2.7%
90,000		Davide Campari-Milano NV	925,311
50,000	[1]	Gvs S.P.A.	635,292
90,000		Mediobanca Spa	781,191
70,000	[1]	Nexi SpA	1,245,107
		TOTAL	3,586,901
		Japan—17.8%
20,000		Chugai Pharmaceutical Co. Ltd.	891,764
17,400		Daifuku Co.	1,528,044
4,600		Disco Corp.	1,068,810
17,800		Horiba Ltd.	973,192
1,720		Japan Hotel REIT Investment Corp.	795,035
18,000		Jin Co. Ltd.	1,240,353
42,200		Kanamoto Co. Ltd.	913,921
18,000		Kikkoman Corp.	975,569
12,600		Kusuri No Aoki Holdings Co. Ltd.	1,075,375
20,000		Nidec Corp.	1,670,486
80,000		Nippon Zeon Co.	835,004
9,000		Nissin Foods Holdings Co. Ltd.	900,876
8,000		Nitori Holdings Co., Ltd.	1,671,210
75,000		Pan Pacific International Holdings Corp.	1,764,648
38,000		Park 24 Co. Ltd.	686,558
9,000		Rohm Co. Ltd.	577,711
25,000		Shoei Co. Ltd.	763,007
20,800		Square Enix Holdings Co. Ltd.	1,368,855
73,000		Taiyo Nippon Sanso Corp.	1,276,326
10,000		Technopro Holdings, Inc.	532,303
34,800		THK Co. Ltd.	806,741

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
20,000		Yamaha Corp.	$972,887
		TOTAL	23,288,675
		Luxembourg—1.0%
1,700	[1]	Eurofins Scientific SE	1,362,694
		Mexico—0.5%
87,000		Grupo Aeroportuario del Pacifico SA, Class B	676,614
		Netherlands—3.8%
8,500	[1]	Argenx SE, ADR	1,965,795
12,500		Euronext NV	1,519,433
23,000		NN Group NV	865,750
14,700	[1]	UniQure N.V.	599,319
		TOTAL	4,950,297
		New Zealand—0.9%
16,000	[1]	Xero Ltd.	1,181,202
		Norway—1.4%
28,600	[1]	Schibsted A/S	1,245,294
13,000	[1]	Tomra Systems ASA	629,864
		TOTAL	1,875,158
		Poland—1.3%
28,000	[1]	Dino Polska SA	1,694,962
		Singapore—0.5%
108,000		Singapore Exchange Ltd.	681,253
		Spain—2.2%
27,785	[1]	Cellnex Telecom S.A.	1,779,057
62,000		Cia de Distribucion Integral Logista Holdings SA	1,100,113
		TOTAL	2,879,170
		Sweden—2.6%
32,000		Evolution Gaming Group AB	2,397,768
30,000		Thule Group AB/The	947,090
		TOTAL	3,344,858
		Switzerland—6.4%
400		Barry Callebaut AG	884,728
44,000		Coca-Cola HBC AG	1,172,816
20,882		Julius Baer Gruppe AG	999,697
4,200		Lonza Group AG	2,602,416
6,000		Tecan AG	2,710,702
		TOTAL	8,370,359
		Taiwan—1.8%
15,500	[1]	Sea Ltd., ADR	2,368,555
		Thailand—0.5%
400,000		Central Pattana PCL, GDR	601,993
		United Arab Emirates—1.0%
250,000	[1]	Network International Holdings Ltd.	1,251,203
		United Kingdom—11.2%
30,000		Anglo American PLC	734,921
38,000		Ashtead Group PLC	1,323,254
150,000		B&M European Value Retail SA	954,443
10,000		Croda International PLC	787,230
33,000		Dechra Pharmaceutical PLC	1,389,557
35,000	[1]	Farfetch Ltd.	969,150

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
23,000		Fevertree Drinks PLC	$631,818
140,000		Howden Joinery Group PLC	1,051,759
11,383		London Stock Exchange Group PLC	1,339,033
100,000		Manchester United PLC- Class A	1,538,000
470,000		Melrose Industries PLC	639,584
123,450		PageGroup PLC	635,667
85,000		Rightmove PLC	720,150
85,000		St. James's Place Capital PLC	1,113,290
63,000	[1]	Unite Group PLC	814,786
		TOTAL	14,642,642
		United States—1.6%
12,000		Ferguson PLC	1,183,189
19,000	[1]	Mimecast Ltd.	935,560
		TOTAL	2,118,749
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,725,194)	120,396,745
		INVESTMENT COMPANY—8.0%
10,547,660		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[2] (IDENTIFIED COST $10,552,753)	10,552,934
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $93,277,947)	130,949,679
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	206,617
		TOTAL NET ASSETS—100%	$131,156,296
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2020, were as follows:
UniQure N.V.
Health Care
Value as of 11/30/2019	$667,920
Purchases at Cost	116,461
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	(185,062)
Net Realized Gain/(Loss)	—
Value as of 8/31/2020	$599,319
Shares Held as of 8/31/2020	14,700
Dividend Income	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holding during the period ended August 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2019	$2,257,509
Purchases at Cost	$26,298,940
Proceeds from Sales	$(18,002,066)
Change in Unrealized Appreciation/Depreciation	$(769)
Net Realized Gain/(Loss)	$(680)
Value as of 8/31/2020	$10,552,934
Shares Held as of 8/31/2020	10,547,660
Dividend Income	$27,131
1
Non-income-producing security.
2
7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$935,560	$—	$—	$935,560
International	27,102,910	92,358,275	—	119,461,185
Investment Company	10,552,934	—	—	10,552,934
TOTAL SECURITIES	$38,591,404	$92,358,275	$—	$130,949,679
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust